Summary of Significant Accounting Policies (Details) - Schedule of group’s assets and liabilities that are measured at fair value on a recurring basis - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Summary of Significant Accounting Policies (Details) - Schedule of group’s assets and liabilities that are measured at fair value on a recurring basis [Line Items]
Short-term investments - debt security	¥ 331,228	¥ 857,682
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Summary of Significant Accounting Policies (Details) - Schedule of group’s assets and liabilities that are measured at fair value on a recurring basis [Line Items]
Short-term investments - debt security
Significant Other Observable Inputs (Level 2) [Member]
Summary of Significant Accounting Policies (Details) - Schedule of group’s assets and liabilities that are measured at fair value on a recurring basis [Line Items]
Short-term investments - debt security	¥ 331,228	857,682
Significant Unobservable Inputs (Level 3) [Member]
Summary of Significant Accounting Policies (Details) - Schedule of group’s assets and liabilities that are measured at fair value on a recurring basis [Line Items]
Short-term investments - debt security